Investments in Affiliates - Investment Fund Affiliates (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments, investment fund affiliates	$ 1,370,943		$ 1,126,875
Net income (loss) from investment fund affiliates and operating affiliates	258,195		112,391		103,039
Investment fund affiliates
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments, investment fund affiliates	1,042,072	[1]	845,198	[1]
Net income (loss) from investment fund affiliates and operating affiliates	138,391	[1]	58,504	[1]
Weighted average XL percentage ownership	5.30%	[1]	4.70%	[1]
Combined funds/ estimated total net assets	19,766,826	[1],[2]	18,124,965	[1]
Investment fund affiliates | Alternative funds
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments, investment fund affiliates	867,502	[1]	627,180	[1]
Net income (loss) from investment fund affiliates and operating affiliates	108,449	[1]	34,966	[1]
Weighted average XL percentage ownership	4.60%	[1]	3.70%	[1]
Combined funds/ estimated total net assets	18,876,011	[1],[2]	16,849,422	[1],[2]
Investment fund affiliates | Arbitrage
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments, investment fund affiliates	158,096	[1]	131,037	[1]
Net income (loss) from investment fund affiliates and operating affiliates	4,358	[1]	7,149	[1]
Weighted average XL percentage ownership	3.70%	[1]	3.70%	[1]
Combined funds/ estimated total net assets	4,328,748	[1],[2]	3,517,404	[1],[2]
Investment fund affiliates | Directional
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments, investment fund affiliates	434,652	[1]	297,535	[1]
Net income (loss) from investment fund affiliates and operating affiliates	42,492	[1]	14,791	[1]
Weighted average XL percentage ownership	8.30%	[1]	5.90%	[1]
Combined funds/ estimated total net assets	5,235,690	[1],[2]	5,057,381	[1],[2]
Investment fund affiliates | Event driven
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments, investment fund affiliates	274,380	[1],[3]	198,282	[1]
Net income (loss) from investment fund affiliates and operating affiliates	61,551	[1],[3]	13,125	[1]
Weighted average XL percentage ownership	2.90%	[1],[3]	2.40%	[1]
Combined funds/ estimated total net assets	9,309,163	[1],[2],[3]	8,272,227	[1],[2]
Investment fund affiliates | Multi-style
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments, investment fund affiliates	374	[1]	326	[1]
Net income (loss) from investment fund affiliates and operating affiliates	48	[1]	(99)	[1]
Weighted average XL percentage ownership	15.50%	[1]	13.50%	[1]
Combined funds/ estimated total net assets	2,410	[1],[2]	2,410	[1],[2]
Investment fund affiliates | Private investment funds
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments, investment fund affiliates	174,570	[1]	218,018	[1]
Net income (loss) from investment fund affiliates and operating affiliates	29,942	[1]	23,538	[1]
Weighted average XL percentage ownership	19.60%	[1]	17.10%	[1]
Combined funds/ estimated total net assets	$ 890,815	[1],[2]	$ 1,275,543	[1],[2]

[1]	The Company generally records its alternative fund affiliates on a one-month lag and its private investment fund affiliates on a three-month lag.
[2]	Total estimated net assets are generally as at November 30 and September 30, respectively.
[3]	The Company accounts for its investment in certain funds where the ownership percentage is less than three percent using the equity method, where the Company has significant influence over the related investment management company.